Document and Entity Information	Nov. 04, 2020
Cover [Abstract]
Entity Registrant Name	PIONEER NATURAL RESOURCES CO
Amendment Flag	false
Entity Central Index Key	0001038357
Document Type	8-K
Document Period End Date	Nov. 04, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-13245
Entity Tax Identification Number	75-2702753
Entity Address, Address Line One	777 Hidden Ridge
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	(972)
Local Phone Number	444-9001
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	PXD
Security Exchange Name	NYSE
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false